BORROWINGS (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
BORROWINGS
Bank loan	$ 252,299	$ 253,005	$ 0
Current portion	617,932	588,279	0
Non current portion	148,862	180,662	0
Total	766,794	768,941	0
Other borrowings	514,495	515,936	0
Total borrowings	$ 766,794	$ 768,941	$ 0